                       SUPPLEMENT DATED MAY 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the Portfolio will occur on June 20, 2008. Assets held by the Subaccount invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

In accordance with the Board's decision to terminate operations, effective May 1, 2008, shares of the Portfolio are no longer available under your contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy for certain of the living benefit rider options. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy effective May 1, 2008. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

42514 SUPPA 05/19/08

Subaccounts:

                                                                           Adviser (and Sub-Adviser(s),
                Subaccount Investing In           Investment Objective            as applicable)
                ---------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Capital Appreciation Growth of capital.           Invesco AIM Advisors, Inc.
INSURANCE FUNDS Fund -- Series I shares                                    (formerly, A I M Advisors,
                                                                           Inc.) (subadvised by AIM
                                                                           Funds Management Inc.;
                                                                           Invesco Global Asset
                                                                           Management (N.A.), Inc.;
                                                                           Invesco Institutional
                                                                           (N.A.), Inc.; Invesco Senior
                                                                           Secured Management, Inc.;
                                                                           Invesco Hong Kong
                                                                           Limited; Invesco Asset
                                                                           Management Limited;
                                                                           Invesco Asset Management
                                                                           (Japan) Limited; Invesco
                                                                           Asset Management
                                                                           Deutschland, GmbH; and
                                                                           Invesco Australia Limited)
                ---------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --  Growth of capital.           Invesco AIM Advisors, Inc.
                Series I shares                                            (formerly, A I M Advisors,
                                                                           Inc.) (subadvised by AIM
                                                                           Funds Management Inc.;
                                                                           Invesco Global Asset
                                                                           Management (N.A.), Inc.;
                                                                           Invesco Institutional
                                                                           (N.A.), Inc.; Invesco Senior
                                                                           Secured Management, Inc.;
                                                                           Invesco Hong Kong
                                                                           Limited; Invesco Asset
                                                                           Management Limited;
                                                                           Invesco Asset Management
                                                                           (Japan) Limited; Invesco
                                                                           Asset Management
                                                                           Deutschland, GmbH; and
                                                                           Invesco Australia Limited)
                ---------------------------------------------------------------------------------------
                AIM V.I. International Growth Long-term growth of capital. Invesco AIM Advisors, Inc.
                Fund -- Series II shares                                   (formerly, A I M Advisors,
                                                                           Inc.) (subadvised by AIM
                                                                           Funds Management Inc.;
                                                                           Invesco Global Asset
                                                                           Management (N.A.), Inc.;
                                                                           Invesco Institutional
                                                                           (N.A.), Inc.; Invesco Senior
                                                                           Secured Management, Inc.;
                                                                           Invesco Hong Kong
                                                                           Limited; Invesco Asset
                                                                           Management Limited;
                                                                           Invesco Asset Management
                                                                           (Japan) Limited; Invesco
                                                                           Asset Management
                                                                           Deutschland, GmbH; and
                                                                           Invesco Australia Limited)
                ---------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                        Subaccount Investing In               Investment Objective                as applicable)
                        -----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced    Seeks to maximize total return        AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --  consistent with the adviser's
SERIES FUND, INC.       Class B                       determination of reasonable risk.
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein Global      Long-term growth of capital.          AllianceBernstein, L.P.
                        Technology Portfolio --
                        Class B
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and  Long-term growth of capital.          AllianceBernstein, L.P.
                        Income Portfolio -- Class B
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein             Long-term growth of capital.          AllianceBernstein, L.P.
                        International Value
                        Portfolio -- Class B
                        -----------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap   Long-term growth of capital.          AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        -----------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund  Pursues long-term total return using  American Century
VARIABLE PORTFOLIOS II, -- Class II                   a strategy that seeks to protect      Investment Management,
INC.                                                  against U.S. inflation.               Inc.
                        -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.    Seeks capital appreciation, and       BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III Shares      secondarily, income.                  (subadvised by BlackRock
                                                                                            Investment Management,
                                                                                            LLC)
                        -----------------------------------------------------------------------------------------------
                        BlackRock Global Allocation   Seeks high total investment return.   BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares                                       (subadvised by BlackRock
                                                                                            Investment Management,
                                                                                            LLC and BlackRock Asset
                                                                                            Management U.K. Limited)
                        -----------------------------------------------------------------------------------------------
                        BlackRock Value               Seeks long-term capital growth.       BlackRock Advisors, LLC
                        Opportunities V.I. Fund --                                          (subadvised by BlackRock
                        Class III Shares                                                    Investment Management,
                                                                                            LLC)
                        -----------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth       The fund seeks long-term growth of    Columbia Management
VARIABLE INSURANCE      Fund, Variable Series --      capital.                              Advisors, LLC (subadvised
TRUST I                 Class A                                                             by Marsico Capital
                                                                                            Management, LLC)
                        -----------------------------------------------------------------------------------------------
                        Columbia Marsico              The fund seeks long-term growth of    Columbia Management
                        International Opportunities   capital.                              Advisors, LLC (subadvised
                        Fund, Variable Series --                                            by Marsico Capital
                        Class B                                                             Management, LLC)
                        -----------------------------------------------------------------------------------------------
EATON VANCE             VT Floating-Rate Income Fund  To provide a high level of current    Eaton Vance Management
VARIABLE TRUST                                        income.
                        -----------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund --    Seeks long-term capital growth.       Evergreen Investment
ANNUITY TRUST           Class 2                                                             Management Company,
                                                                                            LLC
                        -----------------------------------------------------------------------------------------------
FEDERATED               Federated High Income Bond    Seeks high current income by          Federated Investment
INSURANCE SERIES        Fund II -- Service Shares     investing in lower-rated corporate    Management Company
                                                      debt obligations, commonly referred
                                                      to as "junk bonds."
                        -----------------------------------------------------------------------------------------------
                        Federated Kaufmann Fund II    Seeks capital appreciation.           Federated Equity
                        -- Service Shares                                                   Management Company of
                                                                                            Pennsylvania (subadvised
                                                                                            by Federated Global
                                                                                            Investment Management
                                                                                            Corp.)
                        -----------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                 Investment Objective                 as applicable)
                     --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio --      Seeks income and capital growth        Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                consistent with reasonable risk.       Research Company (FMR)
FUND                                                                                       (subadvised by Fidelity
                                                                                           Investments Money
                                                                                           Management, Inc. (FIMM),
                                                                                           FMR Co., Inc. (FMRC),
                                                                                           Fidelity Research &
                                                                                           Analysis Company
                                                                                           (FRAC), Fidelity
                                                                                           Management & Research
                                                                                           (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International
                                                                                           Investment Advisors
                                                                                           (FIIA), Fidelity
                                                                                           International Investment
                                                                                           Advisors (U.K.) Limited
                                                                                           (FIIA(U.K.)L), and Fidelity
                                                                                           Investments Japan Limited
                                                                                           (FIJ))
                     --------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio -- Seeks long-term capital appreciation.  FMR (subadvised by
                     Service Class 2                                                       FMRC, FRAC, FMR U.K.,
                                                                                           FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital            Seeks capital appreciation.            FMR (subadvised by
                     Appreciation Portfolio --                                             FMRC, FRAC, FMR U.K.,
                     Service Class 2                                                       FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio    Seeks reasonable income. The fund      FMR (subadvised by
                     -- Service Class 2             will also consider the potential for   FMRC, FRAC, FMR U.K.,
                                                    capital appreciation. The fund's goal  FIIA, FIIA(U.K.)L, and
                                                    is to achieve a yield which exceeds    FIJ)
                                                    the composite yield on the securities
                                                    comprising the Standard & Poors
                                                    500/SM/ Index (S&P 500(R)).
                     --------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --        Seeks to achieve capital appreciation. FMR (subadvised by
                     Service Class 2                                                       FMRC, FRAC, FMR U.K.,
                                                                                           FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Growth & Income            Seeks high total return through a      FMR (subadvised by
                     Portfolio -- Service Class 2   combination of current income and      FMRC, FRAC, FMR U.K.,
                                                    capital appreciation.                  FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Investment Grade Bond      Seeks as high a level of current       FMR (subadvised by
                     Portfolio -- Service Class 2   income as is consistent with the       FIMM, FRAC, FIIA and
                                                    preservation of capital.               FIIA(U.K.)L)

                     --------------------------------------------------------------------------------------------------
                     VIP Mid Cap Portfolio --       Seeks long-term growth of capital.     FMR (subadvised by
                     Service Class 2                                                       FMRC, FRAC, FMR U.K.,
                                                                                           FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                     --------------------------------------------------------------------------------------------------
                     VIP Value Strategies Portfolio Seeks capital appreciation.            FMR (subadvised by
                     -- Service Class 2                                                    FMRC, FRAC, FMR U.K.,
                                                                                           FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                     --------------------------------------------------------------------------------------------------

                                                                                      Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective                as applicable)
                   -----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities    Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares        maintaining prospects for capital
PRODUCTS TRUST                                   appreciation. The fund normally
                                                 invests in both equity and debt
                                                 securities. The fund seeks income by
                                                 investing in corporate, foreign and
                                                 U.S. Treasury bonds as well as
                                                 stocks with dividend yields the
                                                 manager believes are attractive.
                   -----------------------------------------------------------------------------------------------
                   Franklin Templeton VIP        Seeks capital appreciation, with      Franklin Templeton
                   Founding Funds Allocation     income as a secondary goal. The       Services, LLC (the fund's
                   Fund -- Class 2 Shares        fund normally invests equal portions  administrator)
                                                 in Class 1 shares of Franklin Income
                                                 Securities Fund; Mutual Shares
                                                 Securities Fund; and Templeton
                                                 Growth Securities Fund.
                   -----------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund Seeks capital appreciation, with      Franklin Mutual Advisers,
                   -- Class 2 Shares             income as a secondary goal. The       LLC
                                                 fund normally invests primarily in
                                                 U.S. and foreign equity securities
                                                 that the manager believes are
                                                 undervalued. The fund also invests,
                                                 to a lesser extent in risk arbitrage
                                                 securities and distressed companies.
                   -----------------------------------------------------------------------------------------------
                   Templeton Growth Securities   Seeks long-term capital growth. The   Templeton Global Advisors
                   Fund -- Class 2 Shares        fund normally invests primarily in    Limited
                                                 equity securities of companies
                                                 located anywhere in the world,
                                                 including those in the U.S. and in
                                                 emerging markets.
                   -----------------------------------------------------------------------------------------------

                                                                        Adviser (and Sub-Adviser(s),
               Subaccount Investing In         Investment Objective            as applicable)
               ---------------------------------------------------------------------------------------
GE INVESTMENTS Core Value Equity Fund --      Seeks long-term         GE Asset Management Incorporated
FUNDS, INC.    Class 1 Shares                 growth of capital and
                                              future income.
               ---------------------------------------------------------------------------------------
               Income Fund -- Class 1 Shares  Seeks maximum           GE Asset Management Incorporated
                                              income consistent
                                              with prudent
                                              investment
                                              management and the
                                              preservation of
                                              capital.
               ---------------------------------------------------------------------------------------
               Mid-Cap Equity Fund --         Seeks long-term         GE Asset Management Incorporated
               Class 1 Shares                 growth of capital and
                                              future income.
               ---------------------------------------------------------------------------------------
               Money Market Fund/1/           Seeks a high level of   GE Asset Management Incorporated
                                              current income
                                              consistent with the
                                              preservation of capital
                                              and maintenance of
                                              liquidity.
               ---------------------------------------------------------------------------------------
               Real Estate Securities Fund -- Seeks maximum total     GE Asset Management Incorporated
               Class 1 Shares                 return through current  (subadvised by Urdang Securities
                                              income and capital      Management, Inc.)
                                              appreciation.
               ---------------------------------------------------------------------------------------
               S&P 500(R) Index Fund/2/       Seeks growth of         GE Asset Management Incorporated
                                              capital and             (subadvised by SSgA Funds
                                              accumulation of         Management, Inc.)
                                              income that
                                              corresponds to the
                                              investment return of
                                              S&P's 500 Composite
                                              Stock Index.
               ---------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                  Adviser (and Sub-Adviser(s),
                      Subaccount Investing In            Investment Objective            as applicable)
                      -------------------------------------------------------------------------------------------
                      Small-Cap Equity Fund --          Seeks long-term         GE Asset Management Incorporated
                      Class 1 Shares                    growth of capital.      (subadvised by Palisade Capital
                                                                                Management, L.L.C.)
                      -------------------------------------------------------------------------------------------
                      Total Return Fund --              Seeks the highest total GE Asset Management Incorporated
                      Class 3 Shares                    return, composed of
                                                        current income and
                                                        capital appreciation,
                                                        as is consistent with
                                                        prudent investment
                                                        risk.
                      -------------------------------------------------------------------------------------------
                      U.S. Equity Fund --               Seeks long-term         GE Asset Management Incorporated
                      Class 1 Shares                    growth of capital.
                      -------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio --             Seeks long-term         Janus Capital Management LLC
                      Service Shares                    capital growth,
                                                        consistent with
                                                        preservation of capital
                                                        and balanced by
                                                        current income.
                      -------------------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares A non-diversified       Janus Capital Management LLC
                                                        portfolio/1/ that seeks
                                                        long-term growth of
                                                        capital.
                      -------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable      Seeks capital           Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST Aggressive Growth Portfolio --    appreciation. This      LLC (subadvised by ClearBridge
                      Class II                          objective may be        Advisors, LLC)
                                                        changed without
                                                        shareholder approval.
                      -------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Total Return Series --     The fund's investment   Massachusetts Financial Services
INSURANCE TRUST       Service Class Shares              objective is to seek    Company
                                                        total return. The
                                                        fund's objective may
                                                        be changed without
                                                        shareholder approval.
                      -------------------------------------------------------------------------------------------
                      MFS(R) Utilities Series --        The fund's investment   Massachusetts Financial Services
                      Service Class Shares              objective is to seek    Company
                                                        total return. The
                                                        fund's objective may
                                                        be changed without
                                                        shareholder approval.
                      -------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                             Adviser (and Sub-Adviser(s),
                     Subaccount Investing In          Investment Objective          as applicable)
                     -------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/VA   Seeks a high total       OppenheimerFunds, Inc.
ACCOUNT FUNDS        -- Service Shares              investment return,
                                                    which includes
                                                    current income and
                                                    capital appreciation in
                                                    the value of its shares.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Capital            Seeks capital            OppenheimerFunds, Inc.
                     Appreciation Fund/VA --        appreciation by
                     Service Shares                 investing in securities
                                                    of well-known,
                                                    established
                                                    companies.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Global Securities  Seeks long-term          OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      capital appreciation
                                                    by investing a
                                                    substantial portion of
                                                    its assets in securities
                                                    of foreign issuers,
                                                    "growth type"
                                                    companies, cyclical
                                                    industries and special
                                                    situations that are
                                                    considered to have
                                                    appreciation
                                                    possibilities.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Main Street        Seeks high total         OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      return (which includes
                                                    growth in the value of
                                                    its shares as well as
                                                    current income) from
                                                    equity and debt
                                                    securities.
                     -------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small  Seeks capital            OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares  appreciation.
                     -------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor Seeks maximum real       Pacific Investment Management
INSURANCE TRUST      Class Shares                   return consistent with   Company LLC
                                                    preservation of real
                                                    capital and prudent
                                                    investment
                                                    management.
                     -------------------------------------------------------------------------------------

                                                                                   Adviser (and Sub-Adviser(s),
                      Subaccount Investing In            Investment Objective             as applicable)
                      --------------------------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total     Pacific Investment Management
                      Administrative Class Shares       return, consistent with Company LLC
                                                        preservation of capital
                                                        and prudent
                                                        investment
                                                        management. Invests
                                                        at least 80% of its
                                                        assets in a diversified
                                                        portfolio of high yield
                                                        securities ("junk
                                                        bonds") rated below
                                                        investment grade but
                                                        rated at least Caa by
                                                        Moody's or CCC by
                                                        S&P, or, if unrated,
                                                        determined by
                                                        PIMCO to be of
                                                        comparable quality,
                                                        subject to a maximum
                                                        of 5% of its total
                                                        assets in securities
                                                        rated Caa by Moody's
                                                        or CCC by S&P, or, if
                                                        unrated, determined
                                                        by PIMCO to be of
                                                        comparable quality.
                      --------------------------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total     Pacific Investment Management
                      Portfolio -- Administrative Class return, consistent with Company LLC
                      Shares                            preservation of capital
                                                        and prudent
                                                        investment
                                                        management.
                      --------------------------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total     Pacific Investment Management
                      Administrative Class Shares       return, consistent with Company LLC
                                                        preservation of capital
                                                        and prudent
                                                        investment
                                                        management.
                      --------------------------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total     Pacific Investment Management
                      Administrative Class Shares       return, consistent with Company LLC
                                                        preservation of capital
                                                        and prudent
                                                        investment
                                                        management.
                      --------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term         Prudential Investments LLC
FUND                  Shares                            growth of capital.      (subadvised by Jennison Associates
                                                                                LLC)
                      --------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term         Prudential Investments LLC
                      Class II Shares                   growth of capital.      (subadvised by Jennison Associates
                                                                                LLC)
                      --------------------------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term         Prudential Investments LLC
                      Class II Shares                   growth of capital.      (subadvised by Jennison Associates
                                                                                LLC)
                      --------------------------------------------------------------------------------------------

                                                                           Adviser (and Sub-Adviser(s),
                     Subaccount Investing In         Investment Objective         as applicable)
                     ----------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income Portfolio -- Seeks both capital     Morgan Stanley Investment
INSTITUTIONAL FUNDS, Class II Shares                appreciation and       Management Inc.
INC.                                                current income.
                     ----------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio --          Seeks capital growth   Van Kampen Asset Management
INVESTMENT TRUST     Class II Shares                and income through
                                                    investments in equity
                                                    securities, including
                                                    common stocks,
                                                    preferred stocks and
                                                    securities convertible
                                                    into common and
                                                    preferred stocks.
                     ----------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class
       B;

       BlackRock Variable Series Funds, Inc.-BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series-Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D or to the Build Your Own Asset Allocation Model; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.